Mainland China Employee Contribution Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
14.	MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group is required to make contributions to the plan based on certain percentages of employees' salaries. The total expenses for the plan from continuing operations were $1,816, $2,103 and $2,029 and from discontinued operations were $545, $424 and $517 for the years ended December 31, 2016, 2017 and 2018, respectively.